Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Penny Warrants	Public Warrants	RSUs	SARs	Vested Earn-Out Shares	Other Share Based Payments	Share capital	Share capital Penny Warrants	Share capital Public Warrants	Share capital RSUs	Share capital SARs	Share capital Vested Earn-Out Shares	Share premium	Share premium Penny Warrants	Share premium Public Warrants	Share premium RSUs	Share premium SARs	Share premium Vested Earn-Out Shares	Other reserves	Other reserves RSUs	Other reserves SARs	Other reserves Other Share Based Payments	Translation reserve	Accumulated deficit
Beginning Balance at Dec. 31, 2020	$ (867,243)							$ 73						$ 166,740						$ 0				$ 4,974	$ (1,039,030)
Loss for the year	(101,504)																								(101,504)
Foreign currency translation differences	(305)																							(305)
Total comprehensive loss	(101,809)																							(305)	(101,504)
Increase in share capital	833,440							62						833,378
Ending Balance at Dec. 31, 2021	(135,612)							135						1,000,118						0				4,669	(1,140,534)
Loss for the year	(513,580)																								(513,580)
Foreign currency translation differences	(6,111)																							(6,111)
Total comprehensive loss	(519,691)																							(6,111)	(513,580)
Increase in share capital					$ 30,302							$ 35						$ 30,267
PIPE Financing	169,368							175						169,193
Capital Reorganization	(171,565)							1,731						(173,296)
Settlement of related party loans with Ordinary Shares	32,200							50						32,150
Recognition of share-based payments	14,548																			14,548
Recognition of equity component of convertible bonds	16,034																			16,034
Ending Balance at Dec. 31, 2022	(564,416)							2,126						1,058,432						30,582				(1,442)	(1,654,114)
Loss for the year	(551,731)																								(551,731)
Foreign currency translation differences	(86)																							(86)
Total comprehensive loss	(551,817)																							(86)	(551,731)
Increase in share capital						$ 8,306			$ 25	$ 6	$ 8	(10)	$ 6		$ 27,159	$ 7,612	$ 5,095	(9,526)	$ 8,300
Recognition of share-based payments				$ (678)	$ (13,767)		$ 16,985				$ 8	$ (10)					$ 5,095	$ (9,526)			$ (5,781)	$ (4,231)	$ 16,985
Capital contribution	132,736							118						132,618
Public warrants exercised		$ 27,184	$ 7,618						$ 25	$ 6					$ 27,159	$ 7,612
Recognition of equity component of convertible bonds	5,356																			5,356
Ending Balance at Dec. 31, 2023	$ (932,493)							$ 2,279						$ 1,229,690						$ 42,911				$ (1,528)	$ (2,205,845)